Provisions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provisions

19. Provisions

	Security Incidents $m	Litigation $m	Insurance reserves $m	Total $m
At 1 January 2017 and 31 December 2017	5	3	—	8
Reclassification from other trade and other payables	—	—	25	25
(Released)/provided	(2)	(1)	7	4
Utilised	(3)	—	(7)	(10)

At 31 December 2018	0	2	25	27

	2018 $m	2017 $m
Analysed as:
Current	10	3
Non-current	17	5

	27	8

LOGO	See note 30 for a description of and further information on the Security Incidents provision.

Provisions for insurance claims are mainly in respect of the Group’s workers compensation, employment practices liability and third party general liability insurances. The amounts are based on reserves held in the Group’s captive insurance company, SCH Insurance Company, and are established using independent actuarial assessments wherever possible, or a reasonable assessment based on past claims experience.